Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 5,148,857	$ 19,424,059
Accounts receivable, net	203,522	188,358
Inventories	2,030,244	2,612,011
Operating lease right of use assets		223,646
Other current assets	4,035,397	3,247,640
Total current assets	11,418,020	25,695,714
Non-current assets
Property, equipment and deposits, net	5,493,171	13,531,475
Operating lease right of use assets	837,348	800,093
Intangible assets	589,588	183,887
Other non-current assets	2,040,522
Total non-current assets	8,960,629	14,515,455
Total assets	20,378,649	40,211,169
Current liabilities
Short-term financial liabilities, net	4,555,895	10,447,905
Accounts payable	1,650,906	2,796,376
Operating lease liabilities	484,043	412,564
Deferred revenue	1,845,048	1,550,208
Accrued expenses and other current liabilities	2,786,556	2,295,163
Total current liabilities	11,322,448	17,502,216
Non-current liabilities
Long-term financial liabilities, net	70,119,275	54,802,791
Operating lease liabilities	87,713	277,956
Other non-current liabilities	290,124	325,864
Total non-current liabilities	70,497,112	55,406,611
Total liabilities	81,819,560	72,908,827
Stockholders’ equity
Common stock	6,327	5,703
Share premium	85,597,939	40,460,834
Accumulated other comprehensive loss	(7,557,999)	(7,557,999)
Accumulated deficit	(139,487,178)	(65,606,196)
Total stockholders’ equity	(61,440,911)	(32,697,658)
Total liabilities and stockholders’ equity	$ 20,378,649	$ 40,211,169